Interest Expense (Income) - Schedule of Components of Net Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Revenue (Expense), Net [Abstract]
Interest expense	$ 161,256	$ 187,282	$ 181,179
Interest income	(25,721)	(13,702)	(11,935)
Interest expense, net	$ 135,535	$ 173,580	$ 169,244